Provisions and contingencies - Disclosure of contingent liabilities (Details) - GBP (£) £ in Thousands	3 Months Ended
	Apr. 30, 2018		Apr. 30, 2017
Disclosure of contingent liabilities [line items]
At February 1, 2018	£ 1,641	[1]	£ 85
Additions			1,641
Unwinding of the discount factor	46		(85)
At April 30, 2018	1,687		1,641
Assumed contingent liabilities
Disclosure of contingent liabilities [line items]
At February 1, 2018	1,466		0
Additions			1,466
Unwinding of the discount factor	46		0
At April 30, 2018	1,512		1,466
Dilapidations
Disclosure of contingent liabilities [line items]
At February 1, 2018	150		85
Additions			150
Unwinding of the discount factor	0		(85)
At April 30, 2018	150		150
Royalties
Disclosure of contingent liabilities [line items]
At February 1, 2018	25		0
Additions			25
Unwinding of the discount factor	0		0
At April 30, 2018	£ 25		£ 25

[1]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 15 Revenue from contracts with customers’